EVENTS (UNAUDITED) (UNREVIEWED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Dec. 18, 2024	Oct. 11, 2024	May 02, 2024	Sep. 30, 2024	Dec. 31, 2022	Jan. 06, 2025	Nov. 14, 2024	Dec. 31, 2023	Dec. 21, 2023
Short-Term Debt [Line Items]
Promissory notes								$ 165,000
Number of shares issued, value					$ 25,000
Redemption ordinary per share									$ 10.71
Unrealizes loss recognized				$ 92,316
Common Stock [Member]
Short-Term Debt [Line Items]
Common stock issued to Sponsor, shares					1,725,000
Number of shares issued, value					$ 173
Subsequent Event [Member]
Short-Term Debt [Line Items]
Net tangible assets	$ 5,000,001
Deposit into trust account	55,000
Remaining amount into trust account	$ 17,962,587
Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock issued to Sponsor, shares	3,151,473
Number of shares issued, value	$ 35,956,676
Redemption ordinary per share	$ 11.41
Subsequent Event [Member] | Common Stock [Member] | Twenty Twenty Four Redemptions [Member]
Short-Term Debt [Line Items]
Common stock issued to Sponsor, shares	3,854,856
Related Party [Member]
Short-Term Debt [Line Items]
Promissory notes				423,167				165,000
Extension Note Two [Member]
Short-Term Debt [Line Items]
Loan borrowed			$ 440,000
Conversion price			$ 10.00
Extension Note Two [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Promissory notes				330,000				0
Promissory Note 2 [Member]
Short-Term Debt [Line Items]
Loan borrowed			$ 126,000
Conversion price			$ 10.00
Promissory Note 2 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Promissory notes				126,000				$ 0
Promissory Note Three [Member]
Short-Term Debt [Line Items]
Prinicpal amount				$ 220,000
Promissory Note Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Loan borrowed		$ 100,000
Conversion price		$ 10.00
Prinicpal amount						$ 200,000
Promissory Note Three [Member] | Related Party [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Promissory notes							$ 54,285